PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	5.33%	5.82%
Rate of future compensation increase (as a percent)	3.93%	4.03%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	5.82%	6.28%	7.30%
Rate of future compensation increase (as a percent)	4.03%	4.08%	4.09%
Expected long-term return on plan assets (as a percent)	8.00%	8.25%	8.25%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (10,652)
Effect of one-percentage-point decrease in discount rate on expense	13,153
Effect of one-percentage-point increase in discount rate on benefit obligation	(111,456)
Effect of one-percentage-point decrease in discount rate on benefit obligation	138,020
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	3,664
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	(3,664)
Effect of one-percentage-point increase in rate of future compensation increase on expense	2,196
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(2,108)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	11,060
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	(10,660)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected decrease in pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2017
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	936
Effect of one-percentage-point decrease in discount rate on expense	2,564
Effect of one-percentage-point increase in discount rate on benefit obligation	(33,208)
Effect of one-percentage-point decrease in discount rate on benefit obligation	39,679
Effect of one-percentage-point increase in health care cost trend rate on expense	1,774
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,478)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	32,101
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (27,631)